SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
SHARE CAPITAL

8.     SHARE CAPITAL

a)    Authorized, Issued and Outstanding shares

The Company is authorized to issue an unlimited number of common shares without par value and preferred shares. No preferred shares have been issued.

b)    Share Purchase Warrants

The following table summarizes warrants which were outstanding and exercisable as at December 31, 2020 and 2019 and changes during the years then ended:

		Weighted average
	Number of warrants	exercise price
	outstanding	per warrant
Balance at December 31, 2018 and 2019	18,250,000	$2.41
Exercised	(8,250,000)	$1.89
Balance at December 31, 2020	10,000,000	$2.84

In June 2020, 8,250,000 common share purchase warrants were exercised for gross proceeds of $15.6 million to the Company. The common share price was $4.29 per share at the time the warrants were exercised.

A listing of the Company’s outstanding warrants as at December 31, 2020 is presented below:

Number outstanding	Exercise Price	Expiry Date
5,000,000	$2.41	December 23, 2021
5,000,000	$3.28	June 29, 2023
10,000,000

c)    Share Based Payments - Share Option Plan

The Company adopted a stock option and compensation share plan (the “Plan”), which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, either, (i) common shares of the Company or (ii) non-transferable stock options to purchase common shares of the Company, each set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the option is granted or the common share is issued. Under the Plan, the aggregate number of common shares of the Company reserved for issuance is 7,500,000 common shares. If any option granted under the Plan expires or terminates for any reason in accordance with the terms of the Plan without being exercised, that option shall again be available for the purpose of the Plan. All stock options and incentive shares issued under the Plan vest over a period determined by the Board of Directors. Incentive stock options issued under the Plan expire up to five years after issuance.

The following table summarizes stock options which were outstanding and exercisable as at December 31, 2020 and 2019 and changes during the years then ended:

		Weighted average
	Number of Options	exercise price per option
	Outstanding	(CAD$)
Balance at December 31, 2018	3,176,518	$2.28
Granted	1,211,565	$5.38
Exercised	(508,964)	$1.62
Forfeited	(45,000)	$5.18
Balance at December 31, 2019	3,834,119	$3.31
Granted	953,255	$5.21
Exercised	(650,580)	$1.25
Forfeited	(67,910)	$5.17
Balance at December 31, 2020	4,068,884	$4.05

Options which have vested and are exercisable as at December 31, 2020	2,600,257	$3.35

A summary of the Company’s outstanding stock options as at December 31, 2020 is presented below:

	Exercise Price
Number outstanding	(CAD$)	Expiry Date
285,750	$1.08	April 10, 2021
722,408	$2.80	April 28, 2022
156,081	$2.80	May 30,2022
852,735	$3.30	May 31, 2023
848,252	$5.18	April 3, 2024
50,000	$6.48	August 9, 2024
268,313	$5.83	December 12,2024
855,345	$5.17	March 10, 2025
30,000	$6.54	September 24, 2025
4,068,884

The following are the weighted-average assumptions used in the BSM to estimate the fair value of stock options granted for the years ended December 31, 2020 and 2019:

	Years ended
	December 31
	2020	2019
Risk-free interest rate	0.5%	1.6%
Expected volatility	45%	47%
Expected life	3 years	3 years
Expected dividend yield	1.1%	0.2%

The weighted-average common share price during the years ended December 31, 2020 and 2019, were $4.78 and  $4.13 per share at the time the options were exercised, respectively. The weighted average remaining contractual life of the options as at December 31, 2020 was 2.73 years (2019: 3.04 years).

d)    Share Based Payments — RSU Plan

The Company adopted a RSU Plan, which provides that the Board of Directors may, at its discretion, grant directors, officers, employees and consultants, non-transferable RSUs. Each RSU is set at a price determined by the fair market value of the shares at the date immediately preceding the date on which the RSU is granted. Under the RSU Plan, the aggregate number of common shares of the Company reserved for issuance is 3,000,000 common shares. If any RSU granted under the RSU Plan expires or terminates for any reason in accordance with the terms of the RSU Plan without vesting, that RSU shall again be available for the purpose of the Plan. All RSUs issued under the Plan vest after three years, unless otherwise determined on the grant date by the Board of Directors. The Board of Directors has the discretion to settle the vested RSUs in cash or equity.

The following table summarizes RSUs which were outstanding as at December 31, 2020 and 2019 and the changes during the years then ended:

		Weighted average fair
	Number of RSUs	value per RSU
	Outstanding	(CAD$)
Balance at December 31, 2018	—	—
Granted	97,027	$5.82
Balance at December 31, 2019	97,027	$5.82
Granted	105,822	$5.57
Forfeited	(10,155)	$5.17
Balance at December 31, 2020	192,694	$5.72

e)    Dividends

During the year ended December 31, 2020, the Company declared four and paid five separate dividends of $0.01 per common share. During the year ended December 31, 2019, the Company declared one dividend of $0.01 per common share.